Short-term investments	12 Months Ended
Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Short-term investments
19	Short-term investments
Short-term
held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and structured deposits issued by commercial banks and other financial intuitions for which the Company has the positive intent and ability to hold those securities to maturity.
Short-term investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB					RMB
Held-to-maturity debt investments	80,000	—	—	—	—	80,000

	As of December 31, 2021
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	USD					RMB	USD
Held-to-maturity debt investments	30,000	4,708	—	—	—	—	30,000	4,708
As of December 31, 2020, the Company’s short-term investments comprise primarily of principal guaranteed structured deposits placed with financial institutions with maturities within twelve months and interest rates indexed to gold price. The indexation of interest rates to gold prices are considered embedded derivatives that are separated from the host contract of bank structured deposits and are recorded separately in “Derivative assets” and measured at fair value in the consolidated balance sheets. The fair value of the derivatives assets is disclosed in Note 20.
As of December 31, 2021, the Company’s short-term investments only comprises of time deposits with original maturities over three months.